                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2005

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.


Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

 /s/ Glenn M. Hofsess           Greenwich, CT           5/12/05
----------------------         (City, State)            (Date)
       (Name)

Report Type (Check only one.):
------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  56 Items

Form 13F Information Table Value Total:  $497,269    (thousands)

List of Other Included Managers:         Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                                      TOTAL                                                 VOTING
                                                                       FMV        TOTAL            INVESTMENT    OTHER    AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS       CUSIP     (X $1,000)     SHARES   SH/PRN  DISCRETION  MANAGERS      SOLE
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                      COM           25816109       18,596      362,000    SH       SOLE       NONE      362,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
AMERICAN INTL GROUP INC                  COM           26874107       11,692      211,000    SH       SOLE       NONE      211,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
AMERITRADE HLDG CORP NEW                 COM           03074K100      14,170    1,387,900    SH       SOLE       NONE    1,387,900
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
ARCH COAL INC                            COM           039380100       1,015       23,600    SH       SOLE       NONE       23,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
ASSURANT INC                             COM           04621X108      18,737      556,000    SH       SOLE       NONE      556,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
ASTORIA FINL CORP                        COM           046265104       4,311      170,400    SH       SOLE       NONE      170,400
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
CITIGROUP INC                            COM           172967101      43,133      959,800    SH       SOLE       NONE      959,800
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
COMERICA INC                             COM           200340107      15,406      279,700    SH       SOLE       NONE      279,700
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
COMMUNITY BANCORP NEV                    COM           20343T100       1,010       40,100    SH       SOLE       NONE       40,100
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
COMPANHIA VALE DO RIO DOCE           SPON ADR PFD      204412209       1,460       46,200    SH       SOLE       NONE       46,200
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
CONSECO INC                            COM NEW         208464883      29,652    1,452,100    SH       SOLE       NONE    1,452,100
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
CONSOL ENERGY INC                        COM           20854P109       1,796       38,200    SH       SOLE       NONE       38,200
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
COOPER CAMERON CORP                      COM           216640102       1,310       22,900    SH       SOLE       NONE       22,900
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
ECC CAPITAL CORP                         COM           26826M108       3,629      604,800    SH       SOLE       NONE      604,800
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
FEDERAL NATL MTG ASSN                    COM           313586109      20,043      368,100    SH       SOLE       NONE      368,100
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
FIFTH THIRD BANCORP                      COM           316773100      12,640      294,100    SH       SOLE       NONE      294,100
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
FIRST MARBLEHEAD CORP                    COM           320771108       5,005       87,000    SH       SOLE       NONE       87,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
GREENHILL & CO INC                       COM           395259104       2,853       79,700    SH       SOLE       NONE       79,700
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
HUDSON CITY BANCORP                      COM           443683107          37        1,000    SH       SOLE       NONE        1,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
INPUT/OUTPUT INC                         COM           457652105         773      119,900    SH       SOLE       NONE      119,900
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
INTERNATIONAL STL GROUP INC              COM           460377104       1,600       40,500    SH       SOLE       NONE       40,500
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
IPSCO INC                                COM           462622101       3,188       62,500    SH       SOLE       NONE       62,500
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
J P MORGAN & CHASE & CO                  COM           46625H100      55,184    1,594,900    SH       SOLE       NONE    1,594,900
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
LEGG MASON INC                           COM           524901105         906       11,600    SH       SOLE       NONE       11,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
MARSH & MCLENNAN COS INC                 COM           571748102      12,834      421,900    SH       SOLE       NONE      421,900
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
MBNA CORP                                COM           55262L100      21,572      878,700    SH       SOLE       NONE      878,700
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
MERRILL LYNCH & CO INC                   COM           590188108      16,810      297,000    SH       SOLE       NONE      297,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
MITTAL STEEL CO N V                 NY REG SH CL A     60684P101         670       20,700    SH       SOLE       NONE       20,700
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
MORGAN STANLEY                         COM NEW         617446448      23,221      405,600    SH       SOLE       NONE      405,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
MOSAIC CO                                COM           61945A107       1,684       98,700    SH       SOLE       NONE       98,700
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
NASDAQ STOCK MARKET INC                  COM           631103108       1,352      126,400    SH       SOLE       NONE      126,400
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
NEW YORK CMNTY BANKCORP INC              COM           649445103      12,325      678,692    SH       SOLE       NONE      678,692
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
NS GROUP INC                             COM           628916108       2,252       71,700    SH       SOLE       NONE       71,700
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
OPTIONSXPRESS HLDGS INC                  COM           684010101       3,627      224,000    SH       SOLE       NONE      224,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PARTNERRE LTD                            COM           G6852T105       7,106      110,000    SH       SOLE       NONE      110,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PEABODY ENERGY CORP                      COM           704549104       1,409       30,400    SH       SOLE       NONE       30,400
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PETROLEUM GEO SVCS ASA NEW          SPONSORED ADR      716599105         766       11,400    SH       SOLE       NONE       11,400
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PHELPS DODGE CORP                        COM           717265102       1,780       17,500    SH       SOLE       NONE       17,500
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PHOENIX COS INC NEW                      COM           71902E109       8,307      650,000    SH       SOLE       NONE      650,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PLATINUM UNDERWRITER HOLDINGS L          COM           G7127P100      22,614      761,400    SH       SOLE       NONE      761,400
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
PNC FINL SVCS GROUP INC                  COM           693475105       6,486      126,000    SH       SOLE       NONE      126,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
POSCO                               SPONSORED ADR      693483109       2,330       47,200    SH       SOLE       NONE       47,200
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
RADIAN GROUP INC                         COM           750236101       7,319      153,300    SH       SOLE       NONE      153,300
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
SEABRIGHT INSURANCE HOLDINGS IN          COM           811656107         161       15,600    SH       SOLE       NONE       15,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
SEACOR HOLDINGS INC                      COM           811904101       3,009       47,200    SH       SOLE       NONE       47,200
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
SIGNATURE BANK BK NEW YORK N Y           COM           82669G104      16,081      606,600    SH       SOLE       NONE      606,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
SUNTRUST BKS INC                         COM           867914103      12,433      172,508    SH       SOLE       NONE      172,508
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
TEEKAY SHIPPING MARSHALL ISL             COM           Y8564W103       3,529       78,500    SH       SOLE       NONE       78,500
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
TENET HEALTHCARE CORP                    COM           88033G100       1,566      135,800    SH       SOLE       NONE      135,800
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
TRANSOCEAN INC                           ORD           G90078109         443        8,600    SH       SOLE       NONE        8,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
UCBH HOLDINGS INC                        COM           90262T308       6,887      172,600    SH       SOLE       NONE      172,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
UNIONBANCAL CORP                         COM           908906100       4,768       77,840    SH       SOLE       NONE       77,840
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
U S B HLDG INC                           COM           902910108       3,261      146,963    SH       SOLE       NONE      146,963
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
WACHOVIA CORP 2ND NEW                    COM           929903102      10,437      205,000    SH       SOLE       NONE      205,000
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
WASHINGTON MUT INC                       COM           939322103       7,568      191,600    SH       SOLE       NONE      191,600
---------------------------------- ----------------- ------------- ----------- ----------- ------ ------------ -------- ------------
ZENITH NATL INS CORP                     COM           989390109       4,517       87,100    SH       SOLE       NONE       87,100
------------------------------------------------------------------------------------------------------------------------------------